Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	¥ (226,760)	¥ (220,628)
Interest expense	91,389	85,029
Income (Loss) from Discontinued Operations before Income Taxes	125,372	12,531
Income tax (expense) or benefit	(345,649)	(112,662)
Net Income	861,773	274,860
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	11,497	6,481
Income tax (expense) or benefit	(3,290)	(1,767)
Net Income	8,207	4,714
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Sales of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	570	189
Life insurance premiums and related investment income	1,534	571
Income (Loss) from Discontinued Operations before Income Taxes		(4,068)
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Amortization of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	8,460	3,731
Life insurance premiums and related investment income	8,760	6,240
Income (Loss) from Discontinued Operations before Income Taxes	(25)	(65)
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Sales or liquidation
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Discontinued Operations before Income Taxes	(7,802)
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Others
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Write-downs of securities		(117)
Reclassification adjustment included in net income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	6	5
Total before income tax	6	5
Income tax (expense) or benefit	(2)	(1)
Net Income	4	4
Reclassification adjustment included in net income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	139	169
Amortization of net actuarial loss	187	71
Amortization of transition obligation		0
Settlements	48
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	181
Total before income tax	555	240
Income tax (expense) or benefit	(178)	(69)
Net Income	377	171
Reclassification adjustment included in net income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	(675)	7,042
Total before income tax	(2,757)	9,823
Income tax (expense) or benefit	599	(3,134)
Net Income	(2,158)	6,689
Reclassification adjustment included in net income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense/Other (income) and expense		2,781
Interest expense	(2,082)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(6,724)	4,925
Income tax (expense) or benefit	1,590	(1,417)
Net Income	(5,134)	3,508
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	286	121
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense		3,072
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(6,858)	1,782
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Options held/written and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	¥ (152)	¥ (50)